Rialto Investment Segment (Outstanding Balance And Carrying Value Of Loans) (Details) - Rialto Investments [Member] - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Segment Reporting Information [Line Items]
Outstanding principal balance	$ 0	$ 586,901
Carrying value	$ 0	$ 270,075